Schedule of Future Principal Payments on the Term Loan (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Long-term Debt, Fiscal Year Maturity [Abstract]
Remainder of 2014	$ 312
2015	1,250
2016	1,250
2017	46,563
Total principal payments	49,375
Unamortized discount, net	(156)
Total	$ 49,219	$ 0